Unaudited Condensed Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ (6,948)	¥ (47,137)	¥ 227,478
Net cash used in by investing activities	(16,641)	(112,917)	(310,599)
Net cash used in financing activities	(6,232)	(42,287)	(31,264)
Effect of exchanges rates on cash and cash equivalents	(1,704)	(11,561)	(3,338)
Net increase (decrease) in cash and cash equivalents	(31,525)	(213,902)	(117,723)
Cash and cash equivalents and restricted cash at the beginning of the year	143,112	971,030	1,167,480
Cash and cash equivalents and restricted cash at the end of the year	$ 111,587	757,128	1,049,757
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities		83,059	447,348
Net cash used in by investing activities		(23,838)	(238,896)
Net cash used in financing activities		(31,912)	(35,629)
Effect of exchanges rates on cash and cash equivalents		(27,857)	15,425
Net increase (decrease) in cash and cash equivalents		(548)	188,248
Cash and cash equivalents and restricted cash at the beginning of the year		2,918	164,583
Cash and cash equivalents and restricted cash at the end of the year		¥ 2,370	¥ 352,831